Prepayments and other assets	12 Months Ended
Aug. 31, 2025
Notes and other explanatory information [abstract]
Prepayments and other assets
6.	Prepayments and other assets

	August 31, 2025	August 31, 2024
Prepaid expenses and deposits	$1,019	$539
Deferred financing costs	218	707
Total prepayments and other assets	$1,237	$1,246